Share-based Compensation (Summary of Restricted Shares Activities) (Details) (Restricted Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2013 years	Dec. 31, 2012	Dec. 31, 2011
Restricted Shares [Member]
Number of Shares
Unvested, beginning balance (in shares)	45,033,526	1,075,000	0
Granted (in shares)	52,643,485	47,973,506	1,075,000
Forfeited (in shares)	(3,899,858)	(1,021,995)
Vested (in shares)	(18,037,583)	(2,992,985)
Unvested, ending balance (in shares)	75,739,570	45,033,526	1,075,000
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in US dollars per share)	$ 1.2653	$ 1.6800	$ 0
Granted (in US dollars per share)	$ 3.2537	$ 1.2379	$ 1.6800
Forfeited (in US dollars per share)	$ 1.4428	$ 1.4936
Vested (in US dollars per share)	$ 1.4524	$ 0.8971
Unvested, ending balance (in US dollars per share)	$ 2.5937	$ 1.2653	$ 1.6800
Total fair value of vested restricted shares	$ 39,517,000	$ 4,010,000	$ 0
Share-based compensation expense	46,868,000	16,277,000	798,000
Unrecognized compensation expense	70,637,000
Unrecognized compensation expense, weighted average period for recognition (in years)	3.4
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0